Taxation - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
deferred tax liabilities balances
Within one year	$ 162	$ 165
After one year	351	522
Total deferred tax liabilities	$ 513	$ 687